Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Dec. 17, 2024	Nov. 15, 2024
Subsequent Events [Line Items]
Aggregate shares	16,172,300	500,000
Common stock, par value		$ 0.0001
Purchase price per share		$ 2
Vote per share		one
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares		8,132,300
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares		8,040,000
Common stock, par value		$ 0.0001
Vote per share		10